Organization and Significant Accounting Policies - Cost of Goods Sold (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 04, 2019	Dec. 31, 2024	Dec. 31, 2023	May 02, 2019
Organization and Significant Accounting Policies
Inventory write-downs, net		$ 14,143	$ 52,595
Bioeq IP AG
Organization and Significant Accounting Policies
Percentage of gross profits shared	50.00%
LOQTORZI
Organization and Significant Accounting Policies
Percentage Of royalties on net sales		20.00%		20.00%